Financial Information of Segments (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Corporate Financial Services
Segment Reporting Information [Line Items]
Segment revenues	¥ 17,463	¥ 19,777	¥ 53,523	¥ 59,896
Segment profits (losses)	6,193	4,148	14,749	8,314
Maintenance Leasing
Segment Reporting Information [Line Items]
Segment revenues	57,909	57,001	175,455	169,512
Segment profits (losses)	8,805	6,790	27,117	20,831
Real Estate
Segment Reporting Information [Line Items]
Segment revenues	52,605	43,262	148,511	142,769
Segment profits (losses)	(6,331)	1,116	(2,877)	3,508
Investment and Operation
Segment Reporting Information [Line Items]
Segment revenues	16,513	20,120	56,679	66,012
Segment profits (losses)	2,879	4,917	17,810	11,349
Retail
Segment Reporting Information [Line Items]
Segment revenues	37,140	34,301	116,969	109,538
Segment profits (losses)	8,466	5,892	15,321	21,067
Overseas
Segment Reporting Information [Line Items]
Segment revenues	41,978	44,758	133,286	128,655
Segment profits (losses)	10,239	8,559	39,308	31,037
Total
Segment Reporting Information [Line Items]
Segment revenues	223,608	219,219	684,423	676,382
Segment profits (losses)	¥ 30,251	¥ 31,422	¥ 111,428	¥ 96,106